Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 17 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.

Commitment

On May 1, 2023, the Company through its 100% own subsidiary Morgan enter into a worldwide master license agreement (“License Agreement”) with Morganfield’s Holdings Sdn Bhd (“Licensor”), an unrelated third party. Pursuant to the License agreement, the Licensor agreed to grant the Morgan with the exclusive worldwide license for right of use in Licensor’s Trademark (“Trademark”) for a period of five years. During the five years license period, the Company agree to pay the licensor for monthly license fee in an aggregate total of minimum payment of approximately $1.5 million or 40% of the total monthly collection from the Company’s sub-licensees, whichever is higher.

On June 6, 2023, the Company through its 100% own subsidiary AY Food Ventures Sdn Bhd enter into a worldwide master license agreement (“License Agreement”) with Sigma Muhibah Sdn Bhd (“Licensor”), an unrelated third party. Pursuant to the License agreement, the Licensor agreed to grant the AY Food Ventures Sdn Bhd with the exclusive worldwide license for right of use in Abe Yus’s Trademark (“Trademark”) for a period of five years. During the five years license period, the Company agree to pay the licensor for monthly license fee in an aggregate total of minimum payment of approximately $1.2 million or 40% of the total monthly collection from the Company’s sub-licensees, whichever is higher.

Note 15 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Commitment

On May 1, 2023, the Company through its 100% own subsidiary Morgan enter into a worldwide master license agreement (“License Agreement”) with Morganfield’s Holdings Sdn Bhd (“Licensor”), an unrelated third party. Pursuant to the License agreement, the Licensor agreed to grant the Morgan with the exclusive worldwide license for right of use in Licensor’s Trademark (“Trademark”) for a period of five years. During the five years license period, the Company agree to pay the licensor for monthly license fee in an aggregate total of minimum payment of approximately $1.5 million or 40% of the total monthly collection from the Company’s sub-licensees, whichever is higher.

On June 6, 2023, the Company through its 100% own subsidiary AY Food Ventures Sdn Bhd enter into a worldwide master license agreement (“License Agreement”) with Sigma Muhibah Sdn Bhd (“Licensor”), an unrelated third party. Pursuant to the License agreement, the Licensor agreed to grant the AY Food Ventures Sdn Bhd with the exclusive worldwide license for right of use in Abe Yus’s Trademark (“Trademark”) for a period of five years. During the five years license period, the Company agree to pay the licensor for monthly license fee in an aggregate total of minimum payment of approximately $1.2 million or 40% of the total monthly collection from the Company’s sub-licensees, whichever is higher.